SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16-SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date of these consolidated financial statements and is not aware of any significant subsequent events that would require recognition or disclosure.